Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Company practice is to not make equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on equity award dates. In addition, it is our practice to not grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy. Any options granted have a per share exercise price equal to the closing price of our common stock on the grant date.
The Compensation Committee typically approves annual equity awards in March of each year. Such equity awards are then made on the first trading day of the open window period under the Company’s Insider Trading Policy, following the release of the Company’s fiscal year-end financial results. Although the Compensation Committee may decide, in its sole discretion, to deviate from this equity grant timing depending upon facts and circumstances (e.g. in connection with new hire grants), we did not deviate from this timing during fiscal 2024 or time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
In fiscal 2024, the Company did not grant stock options or similar instruments with option-like features to any of its employees, directors or consultants, including its named executive officers.

Award Timing Method
Company practice is to not make equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on equity award dates. In addition, it is our practice to not grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy. Any options granted have a per share exercise price equal to the closing price of our common stock on the grant date.
The Compensation Committee typically approves annual equity awards in March of each year. Such equity awards are then made on the first trading day of the open window period under the Company’s Insider Trading Policy, following the release of the Company’s fiscal year-end financial results. Although the Compensation Committee may decide, in its sole discretion, to deviate from this equity grant timing depending upon facts and circumstances (e.g. in connection with new hire grants), we did not deviate from this timing during fiscal 2024 or time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Compensation Committee typically approves annual equity awards in March of each year. Such equity awards are then made on the first trading day of the open window period under the Company’s Insider Trading Policy, following the release of the Company’s fiscal year-end financial results. Although the Compensation Committee may decide, in its sole discretion, to deviate from this equity grant timing depending upon facts and circumstances (e.g. in connection with new hire grants), we did not deviate from this timing during fiscal 2024 or time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false